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                                  ANNUAL REPORT







 ===============================================================================


                                  Everest Funds


 ===============================================================================




                                  Everest3 Fund











                                October 31, 2001





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                                TABLE OF CONTENTS



                                                                            Page
Shareholder Letter............................................................ 1

Performance Summary........................................................... 2

Schedule of Investments....................................................... 3

Statement of Assets and Liabilities........................................... 4

Statement of Operations....................................................... 5

Statement of Changes in Net Assets............................................ 6

Financial Highlights.......................................................... 7

Notes to the Financial Statements.......................................... 8-11

Report of Independent Public Accountants..................................... 12

Proxy results................................................................ 13


                               NOTICE TO INVESTORS



     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.




--------------------------------------------------------------------------------
Dear Fellow Shareholders:

It would be an understatement to say that the Everest3 Fund has experienced a tumultuous first year. From the outset, we have operated in a market environment impacted by an incredible array of events -- political, economic, and military. Inasmuch as the market always dislikes uncertainty, there has been a lot for it to dislike this past year.

When we wrote to you six months ago, we related that market conditions were worse than any in recent memory. Little did we know how much worse it could get. The attack of September 11 took an economy teetering on the brink of recession and gave it a swift push. The resulting economic shock waves compounded the problems of companies already struggling with a difficult earnings environment. The broad market indices all experienced declines which were reflected in the performance of your fund. Nevertheless, we have remained committed to providing you with an efficient vehicle for investing in a broad cross-section of the U.S. economy.

The following table summarizes the Fund's results, along with comparable benchmarks, since inception. Over the past eleven months the Everest3 Fund declined along with the overall market, falling 22.40% from December 1, 2000 through October 31, 2001. The calendar year-to-date total return for 2001 (through October 31) is -20.49%.

--------------------------- ------------------- ---------------------------
Total Return with dividends  2001 Year-to-Date   Inception to Date
                             through 10/31/01   (12/1/00* through 10/31/01)
--------------------------- ------------------- ---------------------------
Everest3                         -20.49%                -22.40%
--------------------------- ------------------- ---------------------------
Dow Jones Industrial Avg.        -14.68%                -11.56%
S&P 500                          -18.86%                -18.47%
NASDAQ 100                       -41.69%                -45.52%
--------------------------- ------------------- ---------------------------
*Commencement of Operations

We continue to analyze the relative values of each major equity market and the economy in general. We are seeing some renewed interest in the tech sector; and much of the post-September decline has been erased. The economic future, however, remains clouded by high unemployment and numerous disappointing earnings announcements. Furthermore, the NASDAQ 100 is preparing for its annual revision of members. Historically, this has resulted in additional volatility for the QQQ. We will reallocate assets when, and only when, conditions appear favorable.

Despite the turmoil of the past year, we remain confident in the long-term outlook for the United States, our financial markets, and the Everest3 Fund. Thank you for your continued interest and investment in our shared future.

Sincerely,

Vinod Gupta, Chairman                                         Thomas Pflug
Douglas Larson, Chief Investment Officer                      President
Everest Funds Management, LLC                                 Pflug Koory, LLC

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market(R) based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index, you can only invest in funds that track an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus. Please read the prospectus carefully before you invest or send money.
Quasar Distributors, LLC, Distributor, December 2001


================================================================================
Everest3 Fund
================================================================================

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                                Dow Jones
             Everest3 Fund    Industrial Avg       S&P 500          Nasdaq 100
            ---------------   --------------   ---------------   --------------
12/01/00        $10,000         $10,000            $10,000           $10,000
12/31/01        $ 9,760         $10,366            $10,049           $ 9,342
01/31/01        $10,210         $10,472            $10,405           $10,346
02/28/01        $ 9,110         $10,118            $ 9,457           $ 7,614
03/31/01        $ 8,361         $ 9,532            $ 8,858           $ 6,278
04/30/01        $ 9,161         $10,367            $ 9,546           $ 7,403
05/31/01        $ 9,191         $10,564            $ 9,610           $ 7,183
06/30/01        $ 9,070         $10,174            $ 9,376           $ 7,304
07/31/01        $ 8,850         $10,205            $ 9,284           $ 6,719
08/31/01        $ 8,220         $ 9,675            $ 8,702           $ 5,866
09/30/01        $ 8,043         $ 9,082            $ 8,534           $ 5,341
10/31/01        $ 7,901         $ 9,936            $ 8,868           $ 6,852


                                             Cumulative
                                          Since Inception
      Total Return                        December 1, 2000
      ------------------------------------------------------
      Everest3 Fund                           -22.40%
      Dow Jones Industrial Average            -11.56%
      (INDU)
      S & P 500 (SPX)                         -18.47%
      Nasdaq 100 (NDX)                        -45.52%
      ------------------------------------------------------

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market(R) based on market capitalization.




                                  Everest3 Fund
                 Schedule of Investments as of October 31, 2001
================================================================================
Unit Investment Trusts - 79.2%                         Shares       Market Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS

DIAMONDS Trust, Series 1                                 14,900     $ 1,351,132
Nasdaq-100 Index Tracking Stock                          23,530         797,667
SPDR Trust Series 1                                      14,905       1,578,141

--------------------------------------------------------------------------------
Total Unit Investment Trusts (Cost $4,544,917)                        3,726,940

                                                      Principal
                                                        Amount
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short-Term Investments -  21.5%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%

Federal Home Loan Mortgage Corporation
    2.400%, 11/06/01                                    790,000     $   789,759

VARIABLE RATE DEMAND NOTES(1) - 4.7%

American Family Financial Services Inc., 2.045%          53,394          53,394
Wisconsin Corporate Central Credit Union, 1.990%         14,844          14,844

Wisconsin Electric Power Company, 2.045%                154,674         154,674

--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,012,671)                        1,012,671
================================================================================

Total Investments (Cost $5,557,588) -  100.7%                         4,739,611
================================================================================

Liabilities less other Assets -  (0.7)%                                 (31,751)
================================================================================

Total Net Assets - 100.0%                                            $4,707,860


(1) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of October 31, 2001.


                     See Notes to the Financial Statements.


Everest3 Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:
      Investments, at fair value (cost $5,557,588)                   $4,739,611
      Interest receivable                                                   361
      Receivable from Investment Adviser                                  7,049
      Other assets                                                        2,423
                                                                 --------------
                                                                 --------------
          Total Assets                                                4,749,444
                                                                 --------------
                                                                 --------------

LIABILITIES:
      Accrued expenses                                                   41,584
                                                                 --------------
                                                                 --------------
          Total Liabilities                                              41,584
                                                                 --------------
                                                                 --------------

NET ASSETS                                                           $4,707,860
                                                                 ==============
                                                                 ==============

NET ASSETS CONSIST OF:
      Capital stock                                                  $5,505,397
      Net unrealized depreciation on investments                       (817,977)
      Accumulated undistributed net realized loss
        on investments sold                                                 (75)
      Undistributed net investment income                                20,515
                                                                 ---------------
                                                                 ---------------
          Total Net Assets                                           $4,707,860
                                                                 ===============
                                                                 ===============

      Shares Outstanding (200,000,000 shares of
        $.001 par valued authorized)                                    607,068

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE                                                 ---------------
                                                                      $    7.76
                                                                 ===============
                                                                 ===============



                     See Notes to the Financial Statements.


Everest3 Fund
STATEMENT OF OPERATIONS
For the period from December 1, 2000(1) to October 31, 2001

INVESTMENT INCOME:
      Dividend income                                                $   24,314
      Interest income                                                     8,551
                                                                 ---------------
          Total investment income                                        32,865
                                                                 ---------------

EXPENSES:
      Investment advisory fee                                            12,362
      Custodian and fund accounting fees                                 27,363
      Transfer agent and shareholder services fee                        28,931
      Professional fees                                                  24,235
      Administration fees                                                43,933
      Printing and mailing expense                                        4,712
      Registration fees                                                   2,623
      Trustee fees and expenses                                             707
      Insurance expense                                                  11,447
                                                                 ---------------
          Total expenses before waiver and reimbursement                156,313
          Less: Waiver of expenses and reimbursement from Adviser     ( 143,951)
                                                                 ---------------
             Net expenses                                                12,362
                                                                 ---------------

NET INVESTMENT INCOME                                                    20,503
                                                                 ---------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investment transactions                          (75)
      Change in unrealized depreciation on investments
                                                                       (817,977)
                                                                 ---------------
          Net realized and unrealized loss on investments              (818,052)
                                                                 ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  ($797,549)
                                                                 ===============

                     See Notes to the Financial Statements.

(1)  Commencement of Operations



Everest3 Fund
STATEMENT OF CHANGES IN NET ASSETS

                                                                For the period
                                                             December 1, 2000(1)
                                                             to October 31, 2001
                                                             -------------------

OPERATIONS:
      Net investment income                                      $       20,503
      Net realized loss on investment transactions                          (75)
      Change in unrealized depreciation on investments                 (817,977)
                                                                 --------------
          Net decrease in net assets resulting from operations         (797,549)
                                                                 --------------

CAPITAL SHARE TRANSACTIONS:
      Shares sold                                                     5,405,484
      Shares redeemed                                                       (75)
                                                                 --------------
          Net increase in net assets resulting from
            capital share transactions                                5,405,409
                                                                 ---------------

TOTAL INCREASE IN NET ASSETS                                          4,607,860

NET ASSETS:
      Beginning of period
                                                                        100,000
                                                                 ---------------
      End of period (including undistributed net
        investment income of $20,515)                            $    4,707,860
                                                                 ===============

(1)  Commencement of Operations


                     See Notes to the Financial Statements.

Everest3 Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest
outstanding throughout the period                               For the period
                                                             December 1, 2000(1)
                                                             to October 31, 2001
                                                             -------------------
PER SHARE DATA:
      Net asset value, beginning of period                               $10.00
      Income from investment operations:
         Net investment income                                             0.03
         Net realized and unrealized loss on investments                  (2.27)
                                                                 ---------------
            Total from investment operations                              (2.24)
        Less distributions:
         Dividends from net investment income                                 -
         Distributions from net realized gains                                -
                                                                 ---------------
            Total distributions                                               -
                                                                 ---------------
      Net asset value, end of period                                      $7.76
                                                                 ===============

TOTAL RETURN                                                        (22.40%) (2)

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, in thousands, end of period                             $4,708

      Ratio of net expenses to average net assets                   0.50% (3)(4)

      Ratio of net investment income to average net assets          0.83% (3)(4)

      Portfolio turnover rate                                               0.0%

(1)  Commencement of Operations.
(2)  Not annualized.
(3)  Computed on an annualized basis.
(4) Without expense reimbursements of $143,951 for the period December 1, 2000 to October 31, 2001, the ratio of expenses and net investment loss to average net assets would have been 6.32% and (4.99)%, respectively.




                     See Notes to the Financial Statements.

Everest3 Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2001

1.   Organization

Everest Funds (the "Trust") is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one non-diversified portfolio to investors, the Everest3 Fund (the "Fund"). The investment objective of the Fund is long-term capital growth through investing in shares of exchange traded funds ("ETFs"). The Everest3 Fund invests primarily in Standard & Poor's Depositary Receipts(R), or "SPDRs"(R) (sometimes called "Spiders"); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs"). SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500(R) Index"), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index(R), respectively. The Fund commenced operations on December 1, 2000.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

a) Investment Valuation - Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. ETFs listed on a U.S. securities exchange are listed at their net asset value. Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the "Adviser") in accordance with policies approved by the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Organization Costs - Expenses in connection with the organization of the Fund were paid by the Adviser.

c) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

d) Federal Income and Excise Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

g) New Accounting Pronouncement - The revised AICPA Audit and Accounting Guide for Investment Companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.



3.   Capital Share Transactions

Share transactions were as follows:
                                                           Period Ended
                                                        October 31, 2001
                                                  Amount              Shares
 Shares sold                                    $ 5,405,484            597,078
 Shares reinvested                                    -                      -
 Shares redeemed                                       ( 75)               (10)
                                                -----------        ------------
 Net increase                                   $ 5,405,409            597,068
                                                ===========        ============

 Shares outstanding:
      Beginning of period                                                10,000
                                                                   ------------
      End of period                                                     607,068
                                                                   ============


4.   Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended October 31, 2001 were as follows:

                         Purchases                            Sales
                U.S. Government        Other       U.S. Government      Other
               -----------------    -----------    ---------------   -----------
                     $  0           $ 4,544,917         $ 0              $ 0

At  October  31,  2001,  gross  unrealized   appreciation  and  depreciation  of
investments for tax purposes were as follows:

         Unrealized appreciation                                         $5,635
         Unrealized depreciation                                       (823,612)
                                                                   ------------
                  Net unrealized depreciation on investments          ($817,977)
                                                                   ============

At October 31, 2001, the cost of investments for federal income tax purposes was $5,557,588.

5.   Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Fund's average daily net assets. The Adviser had contractually agreed, pursuant to the investment management agreement, dated November 3, 2000, to waive its fees and/or reimburse expenses to the extent that the Fund's total annual fund operating expenses for the period ended October 31, 2001 exceed 0.50% of the Fund's average daily net assets on an annual basis.

For the period ended October 31, 2001, the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to ensure that the Everest3 Fund's total operating expenses did not exceed 0.50% of the average net assets. During the period ended October 31, 2001, the Adviser reimbursed the Everest3 Fund $143,951.

At a meeting held on October 15, 2001, shareholders approved a revised Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. The new agreement became effective October 30, 2001 and no longer contractually obligates the Adviser to waive its fees and/or reimburse expenses to the extent that the Fund's total annual fund operating expense exceed 0.50% of the Funds average daily net assets on an annual basis.

The Adviser has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist in the day-to-day management and to provide other advisory services to the Fund. In exchange for its services, the sub-adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the Adviser out of the Adviser's annual advisory fees.

Firstar Mutual Funds Services, LLC, a wholly-owned subsidiary of Firstar Bank, N.A., serves as transfer agent, fund administrator and fund accountant for the Trust. Firstar Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.


Report of Independent Public Accountants


To the Shareholders and Board of Trustees of Everest Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Everest Funds (a Delaware business trust) Everest3 Fund as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 1, 2000, commencement of operations, to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Everest3 Fund as of October 31, 2001, the results of its operations, changes in its net assets, and its financial highlights for the period from December 1, 2000, commencement of operations, to October 31, 2001, in conformity with accounting principles generally accepted in the United States.


/s/Arthur Andersen LLP
--------------------------
ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
November 28, 2001



The Proxy results below are not part of the Report of the Independent Public Accountants and thus have not been audited by the Funds independent accountants, ArthurAndersen, LLP


Proxy Results
Following are the results from the shareholder vote taken on October 15, 2001 on the following three proposals.

Proposal 1 - To elect Trustees to hold office until their respective successors have been duly elected and qualified.

--------------------------------------------------------------------------------
Harold W. Andersen - Independent Trustee
--------------------------------------------------------------------------------

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%

--------------------------------------------------------------------------------
Richard M. Krasno - Independent Trustee
--------------------------------------------------------------------------------

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%

--------------------------------------------------------------------------------
Gary Schwendiman, Ph.D. - Independent Trustee
--------------------------------------------------------------------------------

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%

--------------------------------------------------------------------------------
Vinod Gupta - Interested Trustee
--------------------------------------------------------------------------------

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%

--------------------------------------------------------------------------------
Thomas F. Pflug - Interested Trustee
--------------------------------------------------------------------------------

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%

Proposal 2 - To approve a revised Investment Advisory Agreement between the Trust, on behalf of the Fund, and Everest Funds Management, LLC.

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%


Proposal 3 - To approve a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                   Number of Shares     % Shares Outstanding      % Shares Voted
Affirmative           497, 549                   98.3%               100.0%
Against                      0                    0.0%                 0.0%
Abstain                  8,644                    1.7%                 0.0%
                   ----------------     --------------------      --------------
TOTALS                 506,193                  100.0%               100.0%